Securities - Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 1,960	$ 2,063
Dividend Income recognized	24	20
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	1,694	1,701
Dividend Income recognized	20	16
Preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	266	362
Dividend Income recognized	$ 4	$ 4